Short-Term Borrowings And Lines Of Credit (Tables)	12 Months Ended
Sep. 30, 2014
Short-Term Borrowings And Lines Of Credit [Abstract]
Schedule Of Short-Term Debt And Current Maturities Of Long-Term Debt

	2013	2014
Current maturities of long-term debt	$267	522
Commercial paper	1,304	1,938
Payable to banks	16	5
Total	$1,587	2,465

Weighted-average interest rate for short-term borrowings at year end	0.2%	0.2%